Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Disclosures
Investment properties	$ 942,635	$ 1,018,956
Impairment loss related to investment properties	2,841		1,824
Total Impairment Loss	5,223	18,190	4,696
Fair value on a recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Disclosures
Available for sale securities	11,075	9,053
Total assets	11,075	9,053
Fair value on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value Disclosures
Derivative interest rate instruments liabilities	8,396	2,092
Total liabilities	8,396	2,092
Fair value on a recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value Disclosures
Variable rate debt	317,737	236,793
Fixed rate debt	380,456	551,089
Total liabilities	698,193	787,882
Non-recurring | Significant Unobservable Inputs (Level 3)
Fair Value Disclosures
Total assets	2,950	13,593
Investment properties (included in discontinued operations)	2,950
Investment in and advances to unconsolidated joint ventures		13,593
Impairment loss related to investment properties	2,841
Impairment loss related to investment in and advances to unconsolidated joint ventures	5,223	18,190
Total Impairment Loss	$ 8,064	$ 18,190